CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 925,965	¥ 1,030,893
Restricted Cash	120,056	130,999
Cash, Cash Equivalents and Restricted Cash	¥ 1,046,021	¥ 1,161,892